The Company (FY) (Details)	Dec. 31, 2019 generation_unit generation Customers Entity MW
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of transmission interconnection facility subsidiaries | Entity	2
Cleco Power
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of generating units owned | generation	10
Nameplate capacity of all generating units (MW)	3,360
Approximate number of customers served | Customers	288
Ownership interest in lignite entity	50.00%
Cleco Cajun
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of generating units owned | generation_unit	8
Nameplate capacity of all generating units (MW)	3,555